Accounts Payable and Accrued Expenses	9 Months Ended
Mar. 31, 2012
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses

9. Accounts Payable and Accrued Expenses

        Accounts payable and accrued expenses are summarized as follows:

	As of June 30,
			As of March 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Accounts payable	$948	$1,928	$1,776
Accrued compensation and benefits	1,405	1,433	1,196
Other current liabilities	1,240	1,267	1,183

Total	$3,593	$4,628	$4,155

        Accounts payable is comprised of our accounts payable and credit card charges incurred during the normal course of business.

        Accrued compensation and benefits are comprised of our employee salaries, commissions, bonuses, vacation, payroll taxes and related benefits.

        Other current liabilities are comprised of our accrued expenses related to the operation of the normal course of business and other onetime charges.